Borrowings - Schedule of Reconciles the Carrying Value Convertible Senior Notes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciles the Carrying Value Convertible Senior Notes [Line Items]
Balance at January 1, 2026	$ 947,183
Proceeds from Convertible Debt	363,625	$ 363,192
Balance at June 30, 2026	1,182,454
Balance at June 30, 2026	1,182,454
November 2024 Convertible Senior Notes [Member]
Schedule of Reconciles the Carrying Value Convertible Senior Notes [Line Items]
Balance at January 1, 2026	194,572
Amortized debt discount	338
Debt extinguishment	(131,471)
Balance at June 30, 2026	63,439
Balance at June 30, 2026	63,439
June 2025 Convertible Senior Notes [Member]
Schedule of Reconciles the Carrying Value Convertible Senior Notes [Line Items]
Balance at January 1, 2026	364,045
Amortized debt discount	867
Balance at June 30, 2026	364,912
Balance at June 30, 2026	364,912
November 2025 Convertible Senior Notes [Member]
Schedule of Reconciles the Carrying Value Convertible Senior Notes [Line Items]
Balance at January 1, 2026	388,098
Amortized debt discount	925
Balance at June 30, 2026	389,023
Balance at June 30, 2026	389,023
February 2026 Convertible Senior Notes [Member]
Schedule of Reconciles the Carrying Value Convertible Senior Notes [Line Items]
Balance at January 1, 2026
Proceeds from Convertible Debt	375,000
Transaction Costs	(11,275)
Amortized debt discount	384
Balance at June 30, 2026	364,109
Balance at June 30, 2026	$ 364,109